SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Deferred revenues, non-current	$ 943	$ 943